Note 1 - Basis of Presentation	9 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
NOTE 1. BASIS OF PRESENTATION

The accompanying condensed consolidated financial statements of the Company, have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) for interim financial statements and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and disclosures required for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The condensed consolidated financial statements as of June 30, 2016 and for the three and nine months ended June 30, 2016 and 2015 are unaudited. The results of operations for the interim periods are not necessarily indicative of the results of operations for the respective fiscal years. The consolidated statement of financial condition at September 30, 2015 has been derived from the audited financial statements at that date, but does not include all of the information and notes required by GAAP for complete financial statement presentation. The accompanying consolidated financial information should be read in conjunction with the Company's Annual Report on Form 10-K for the fiscal year ended September 30, 2015 for additional disclosures and accounting policies.

In February 2015, the board of directors declared a 1 for 10 reverse stock split of the Company’s common stock. All share and per share information has been restated for the nine months ended June 30, 2015, giving retroactive effect to the reverse stock split.

Certain items in the consolidated statement of operations for the fiscal 2015 periods have been reclassified to conform to the presentation in the fiscal 2016 periods. Such reclassifications did not have a material impact on the presentation of the overall financial statements.